Financial instruments and financial risk factors - Schedule of fair value measurement of price (Details) - USD ($)	Dec. 31, 2022	Oct. 31, 2022
Cobalt
Disclosure of detailed information about financial instruments [line items]
BM&E Metric tonnes subject to fair value pricing adjustments	$ 4,428	$ 4,202
10% increase in prices	800,000	1,100,000
10% decrease in prices	(800,000)	(1,100,000)
Nickel
Disclosure of detailed information about financial instruments [line items]
BM&E Metric tonnes subject to fair value pricing adjustments	4,428	4,202
10% increase in prices	1,400,000	1,000,000.0
10% decrease in prices	$ (1,400,000)	$ (1,000,000.0)